UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/06

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 28, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.94%

COMMON STOCKS 68.88%

Auto Components 0.21%
Dana Corp.	1,362	$2,397,648

Chemicals 8.03%
Chemtura Corp.	1,206	13,359,156
Dow Chemical Co. (The)	447	19,243,016
Eastman Chemical Co.	523	25,789,724
Monsanto Co.	249	20,844,180
Mosaic Co. (The)*	689	10,949,901
Total		90,185,977

Commercial Services & Supplies 2.21%
R.R. Donnelley & Sons Co.	737	24,793,956

Communications Equipment 0.77%
Avaya Inc.*	773	8,595,093

Containers & Packaging 1.05%
Ball Corp.	277	11,817,240

Diversified Consumer Services 2.06%
ServiceMaster Co. (The)	1,846	23,109,416

Diversified Telecommunication Services 7.21%
AT&T Inc	1,057	29,173,666
BellSouth Corp.	377	11,911,976
PanAmSat Holding Corp.	1,133	28,449,630
Verizon Communications, Inc.	338	11,404,080
Total		80,939,352

Electric Utilities 6.42%
Ameren Corp.	445	22,538,016
FPL Group, Inc.	37	1,543,443
Northeast Utilities	1,205	23,636,214
Puget Energy Inc.	1,129	24,349,864
Total		72,067,537

See Notes to Schedule of investments.

	Shares
Investments	(000)	Value
Electrical Equipment 1.11%
Hubbell, Inc. Class B	267	$12,398,196

Energy Equipment & Services 3.33%
GlobalSantaFe Corp.	279	15,456,462
Halliburton Co.	322	21,916,400
Total		37,372,862

Food Products 4.16%
H.J. Heinz Co.	678	25,675,860
Kellogg Co.	475	21,025,095
Total		46,700,955

Gas Utilities 2.07%
NiSource, Inc.	1,134	23,285,126

Hotels, Restaurants & Leisure 1.16%
McDonald’s Corp.	372	12,976,047

Household Durables 5.79%
Newell Rubbermaid, Inc.	926	23,037,081
Snap-on Inc.	473	18,393,592
Tupperware Brands Corp.	1,111	23,533,614
Total		64,964,287

Insurance 5.42%
ACE Ltd.(a)	323	17,972,925
PartnerRe Ltd.(a)	191	11,576,510
Safeco Corp.	234	12,073,944
XL Capital Ltd. Class A(a)	284	19,184,200
Total		60,807,579

Machinery 2.25%
Cummins, Inc.	111	11,975,768
Timken Co. (The)	463	13,281,708
Total		25,257,476

Media 2.05%
Clear Channel Communications, Inc.	815	23,056,010

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Metals & Mining 0.13%
Metal Management Inc.	52	$1,472,562

Multi-Line Retail 1.04%
Federated Department Stores Inc.	165	11,691,621

Oil & Gas 2.56%
Chevron Corp.	381	21,490,640
EOG Resources, Inc.	108	7,279,200
Total		28,769,840

Paper & Forest Products 3.57%
Bowater, Inc.	603	15,692,662
MeadWestvaco Corp.	877	24,387,012
Total		40,079,674

Pharmaceuticals 2.78%
Bristol-Myers Squibb Co.	1,019	23,529,660
Mylan Laboratories, Inc.	334	7,677,400
Total		31,207,060

Specialty Retail 1.91%
Foot Locker, Inc.	238	5,502,491
OfficeMax, Inc.	544	15,964,319
Total		21,466,810

Trading Companies & Distributors 1.59%
Genuine Parts Co.	401	17,834,712
Total Common Stocks (cost $716,594,781)		773,247,036

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 4.80%

Aerospace & Defense 0.53%
EDO Corp.	4.00%	11/15/2025	$5,500	5,919,375

Computers & Peripherals 0.14%
EMC Corp.	4.50%	4/1/2007	1,500	1,554,375

Diversified Telecommunication Services 0.50%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	4,500	5,675,625

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Healthcare Equipment & Supplies 0.29%
Fisher Scientific Int’l., Inc.	3.25%	3/1/2024	$3,000	$3,236,250

Hotels, Restaurants & Leisure 0.54%
Hilton Hotels Corp.	3.375%	4/15/2023	3,500	4,186,875
International Game Technology	Zero Coupon	1/29/2033	2,500	1,915,625
Total				6,102,500

Machinery 0.28%
AGCO Corp.	1.75%	12/31/2033	3,000	3,120,000

Media 0.41%
Liberty Media Corp. Class A	3.25%	3/15/2031	2,500	1,903,125
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	3,000	2,658,750
Total				4,561,875

Metals & Mining 0.22%
Placer Dome, Inc.(a)	2.75%	10/15/2023	2,000	2,480,000

Oil & Gas 0.43%
Hanover Compressor Co.	4.75%	1/15/2014	4,000	4,875,000

Pharmaceuticals 0.47%
MGI PHARMA, Inc.	1.682%	3/2/2024	6,000	3,825,000
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,500	1,396,875
Total				5,221,875

Road & Rail 0.32%
CSX Corp.	Zero Coupon	10/30/2021	3,500	3,570,000

Semiconductors & Semiconductor Equipment 0.25%
Cypress Semiconductor Corp.	1.25%	6/15/2008	1,000	1,297,500
LSI Logic Corp.	4.00%	5/15/2010	1,500	1,552,500
Total				2,850,000

Software 0.42%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	4,000	4,750,000
Total Convertible Bonds (cost $52,071,669)				53,916,875

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
CONVERTIBLE PREFERRED STOCKS 2.40%

Electric Utilities 0.49%
CMS Energy Corp.	4.50%	70	$5,433,750

Energy Equipment & Services 0.51%
El Paso Corp.	4.99%	5	5,766,250

Insurance 0.98%
Chubb Corp. (The)	7.00%	75	2,548,500
Fortis Insurance N.V.+(a)	7.75%	283	3,495,050
XL Capital Ltd. Class A(a)	6.50%	220	4,980,800
Total			11,024,350

Media 0.42%
Emmis Communications Corp.	6.25%	35	1,435,000
Interpublic Group of Cos., Inc. (The)	5.375%	85	3,316,700
Total			4,751,700
Total Convertible Preferred Stocks (cost $25,033,804)			26,976,050

			Principal
		Maturity	Amount
		Date	(000)
GOVERNMENT SPONSORED ENTERPRISES BOND 0.46%
Federal Home Loan Mortgage Corp. (cost $5,111,411)	5.75%	4/15/2008	$ 5,000	5,085,615

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.12%

Federal National Mortgage Assoc.	5.50%	11/1/2034	7,650	7,591,448
Federal National Mortgage Assoc.	6.00%	8/1/2034	4,858	4,909,400
Federal National Mortgage Assoc.	6.00%	11/1/2034	7,805	7,882,159
Federal National Mortgage Assoc.	6.00%	1/1/2035	10,653	10,759,024
Federal National Mortgage Assoc.	6.00%	12/1/2035	9,863	9,960,016
Federal National Mortgage Assoc.	6.50%	4/1/2035	9,245	9,471,195
Federal National Mortgage Assoc.	6.50%	7/1/2035	17,731	18,164,726
Total Government Sponsored Enterprises Pass-Throughs (cost $69,288,352)				68,737,968

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
HIGH YIELD CORPORATE BONDS 14.15%

Aerospace & Defense 0.12%
DRS Technologies, Inc.	7.625%	2/1/2018	$1,350	$1,393,875

Auto Components 0.29%
Cooper-Standard Automotive, Inc	8.375%	12/15/2014	2,500	1,950,000
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,326,875
Total				3,276,875

Automobiles 0.37%
Dana Corp.	5.85%	1/15/2015	4,275	2,639,813
Hertz Corp.+	8.875%	1/1/2014	1,450	1,522,500
Total				4,162,313

Chemicals 0.68%
Crompton Corp.	9.875%	8/1/2012	2,000	2,265,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	3,000	2,790,000
Ineos Group Holdings plc+(a)	8.50%	2/15/2016	1,500	1,477,500
Nalco Co.	8.875%	11/15/2013	1,000	1,052,500
Total				7,585,000

Commercial Services & Supplies 0.17%
Iron Mountain Inc.	6.625%	1/1/2016	2,000	1,895,000

Consumer Finance 1.18%
Ford Motor Credit Co.	7.375%	10/28/2009	4,800	4,437,298
General Motors Acceptance Corp.	7.25%	3/2/2011	9,700	8,871,542
Total				13,308,840

Containers & Packaging 0.67%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	4,000	3,790,000
Rayovac Corp.	8.50%	10/1/2013	2,000	1,835,000
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	2,000	1,865,000
Total				7,490,000

Diversified Telecommunication Services 2.32%
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	10,037,500
Lucent Technologies Inc.	6.50%	1/15/2028	2,450	2,042,687

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Qwest Capital Funding, Inc.	7.90%	8/15/2010	$10,000	$10,450,000
Syniverse Technologies	7.75%	8/15/2013	3,500	3,526,250
Total				26,056,437

Energy Equipment & Services 0.44%
Dynegy Holdings Inc.	6.875%	4/1/2011	2,500	2,506,250
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,493,750
Total				5,000,000

Food & Staples Retailing 0.50%
Rite Aid Corp.	8.125%	5/1/2010	2,000	2,050,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	3,500	3,552,500
Total				5,602,500

Food Products 0.33%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	1,925	1,706,031
Landry’s Restaurants, Inc.	7.50%	12/15/2014	2,075	2,017,938
Total				3,723,969

Gas Utilities 1.03%
El Paso Corp.	7.00%	5/15/2011	11,275	11,528,687

Healthcare Providers & Services 0.88%
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,060,000
DaVita, Inc.	7.25%	3/15/2015	2,000	2,050,000
National Nephrology Assoc. Inc.+	9.00%	11/1/2011	150	167,143
Tenet Healthcare Corp.+	9.50%	2/1/2015	4,500	4,522,500
Tenet Healthcare Corp.	9.875%	7/1/2014	2,000	2,045,000
Total				9,844,643

Hotels, Restaurants & Leisure 0.53%
Hard Rock Hotel Inc.	8.875%	6/1/2013	1,000	1,091,250
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,848,750
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	3,000	2,970,000
Total				5,910,000

Industrial Conglomerates 0.42%
Allied Waste North America, Inc.	6.125%	2/15/2014	3,000	2,895,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Park-Ohio Industries, Inc.	8.375%	11/15/2014	$2,000	$1,810,000
Total				4,705,000

Media 0.93%
AMC Entertainment, Inc.+	11.00%	2/1/2016	725	733,156
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	3,022,344
Mediacom Broadband LLC	8.50%	10/15/2015	4,600	4,439,000
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,261,250
Total				10,455,750

Metals & Mining 0.44%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,000	2,040,000
Novelis Inc.+(a)	7.75%	2/15/2015	3,000	2,925,000
Total				4,965,000

Oil & Gas 0.63%
Colorado Interstate Gas Co.+	6.80%	11/15/2015	1,850	1,946,311
Foundation PA Coal Co.	7.25%	8/1/2014	1,000	1,030,000
Kerr-McGee Corp.	6.95%	7/1/2024	1,975	2,110,355
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,800	2,020,500
Total				7,107,166

Paper & Forest Products 0.42%
Bowater, Inc.	6.50%	6/15/2013	3,500	3,202,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,473,750
Total				4,676,250

Pharmaceuticals 0.71%
Mylan Laboratories, Inc.	6.375%	8/15/2015	3,000	3,048,750
Warner Chilcott Corp.+	9.00%#	2/1/2015	5,000	4,937,500
Total				7,986,250

Real Estate Investment Trusts 0.36%
Host Marriott L.P.	6.375%	3/15/2015	4,000	4,010,000

Software 0.31%
SunGard Data Systems, Inc.+	9.125%	8/15/2013	3,225	3,446,719

Textiles & Apparel 0.42%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	3,105,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
INVISTA+	9.25%	5/1/2012	$1,500	$1,601,250
Total				4,706,250
Total High Yield Corporate Bonds (cost $158,062,083)				158,836,524

U.S. TREASURY OBLIGATION 1.13%

U.S. Treasury Note (cost $13,122,454)	5.00%	2/15/2011	12,500	12,724,613
Total Long-Term Investments (cost $1,039,284,554)				1,099,524,681

SHORT-TERM INVESTMENT 1.38%

Repurchase Agreement 1.38%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $11,040,000 of Federal Home Loan Mortgage Bank at 4.25% due 3/17/2010 and $4,900,000 of Federal National Mortgage Assoc. at 5.30% due 2/22/2011; value: $15,782,075; proceeds: $15,472,062 (cost $15,470,394)			15,470	15,470,394
Total Investments in Securities 99.32% (cost $1,054,754,948)				1,114,995,075
Other Assets in Excess of Liabilities 0.68%				7,622,238
Net Assets 100.00%				$1,122,617,313

*	Non-income producing security.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at February 28, 2006.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND  February 28, 2006

Investments	Shares	Value (000)
COMMON STOCKS 92.74%

Aerospace 0.46%
Rockwell Collins, Inc.	77,900	$4,140

Agriculture, Fishing & Ranching 1.92%
Monsanto Co.	206,500	17,321

Banks 0.51%
Lazard Ltd. Class A(a)	119,100	4,583

Banks: Outside New York City 1.25%
SVB Financial Group*	221,000	11,269

Biotechnology Research & Production 3.40%
Cephalon, Inc.*	98,700	7,845
Genzyme Corp.*	258,500	17,924
OSI Pharmaceuticals, Inc.*	93,800	3,047
PDL BioPharma, Inc.*	59,200	1,853
Total		30,669

Casinos & Gambling 0.72%
Scientific Games Corp. Class A*	211,700	6,474

Chemicals 1.08%
Ecolab, Inc.	269,400	9,750

Communications Technology 4.56%
ADC Telecommunications, Inc.*	252,790	6,401
ADTRAN, Inc.	170,800	4,700
Avaya Inc.*	318,500	3,542
Comverse Technology, Inc.*	422,200	12,142
Harris Corp.	201,400	9,200
Tibco Software, Inc.*	589,400	5,110
Total		41,095

Computer Services, Software & Systems 5.91%
Autodesk, Inc.	111,700	4,206
Citrix Systems, Inc.*	336,700	10,896
Equinix, Inc.*	94,700	4,966
Hyperion Solutions Corp.*	233,500	7,834
Informatica Corp.*	640,600	10,262
Openwave Systems, Inc.*	224,600	4,458
Red Hat, Inc.*	149,800	$4,025
Websense, Inc.*	106,400	6,577
Total		53,224

Computer Technology 1.90%
Network Appliance, Inc.*	276,000	9,152
NVIDIA Corp.*	169,300	7,979
Total		17,131

Diversified Financial Services 0.81%
CIT Group, Inc.	135,900	7,307

Diversified Production 2.65%
Danaher Corp.	103,300	6,258
Dover Corp.	366,700	17,580
Total		23,838

Drug & Grocery Store Chains 0.88%
Safeway, Inc.	324,900	7,898

Drugs & Pharmaceuticals 1.77%
Barr Pharmaceuticals, Inc.*	134,400	9,029
Medicines Co. (The)*	115,805	2,362
Sepracor, Inc.*	80,200	4,596
Total		15,987

Education Services 0.79%
ITT Educational Services, Inc.*	115,400	7,155

Electronics: Semi-Conductors/ Components 4.43%
Analog Devices, Inc.	238,800	9,108
Broadcom Corp. Class A*	264,150	11,910
Intersil Corp. Class A	254,400	7,210
National Semiconductor Corp.	416,300	11,677
Total		39,905

Engineering & Contracting Services 1.23%
Jacobs Engineering Group, Inc.*	129,300	11,086

Financial Data Processing Services & Systems 1.52%
Alliance Data Systems Corp.*	316,000	13,670

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Financial Miscellaneous 0.77%
Arch Capital Group Ltd*(a)	122,700	$6,940

Health & Personal Care 1.23%
Lincare Holdings, Inc.*	144,500	5,910
Omnicare, Inc.	85,200	5,184
Total		11,094

Healthcare Facilities 0.88%
DaVita, Inc.*	136,000	7,941

Healthcare Management Services 4.99%
Caremark Rx, Inc.*	149,500	7,438
Community Health Systems, Inc.*	452,800	17,170
Sierra Health Services, Inc.*	184,700	7,700
UnitedHealth Group, Inc.	218,240	12,708
Total		45,016

Hotel/Motel 3.27%
Hilton Hotels Corp.	709,000	17,158
Starwood Hotels & Resorts
Worldwide, Inc.	194,300	12,338
Total		29,496

Insurance: Life 0.27%
Universal American Financial Corp.*	158,300	2,398

Insurance: Property-Casualty 7.37%
ACE Ltd.(a)	257,200	14,334
AXIS Capital Holdings Ltd.(a)	691,700	21,415
HCC Insurance Holdings, Inc.	953,400	30,690
Total		66,439

Leisure Time 0.59%
Penn National Gaming, Inc.*	153,800	5,334

Machinery: Oil Well Equipment & Services 3.84%
Cooper Cameron Corp.*	89,400	3,621
Halliburton Co.	94,300	6,412
SEACOR Holdings, Inc.*	85,300	6,224
Weatherford Int’l., Ltd.*	425,200	18,335
Total		34,592

Manufacturing 1.07%
Ingersoll-Rand Co., Ltd. Class A(a)	235,700	$9,671

Medical & Dental Instruments & Supplies 3.52%
Cytyc Corp.*	213,200	6,147
Fisher Scientific Int’l., Inc.*	210,300	14,334
Henry Schein, Inc.*	59,000	2,752
Sybron Dental Specialties, Inc.*	221,100	8,459
Total		31,692

Medical Services 1.10%
Covance Inc.*	176,100	9,941

Metal Fabricating 0.62%
Timken Co. (The)	194,900	5,590

Miscellaneous Producer Durables 1.05%
BE Aerospace, Inc.*	395,800	9,495

Multi-Sector Companies 1.39%
ITT Industries, Inc.	238,800	12,537

Office Furniture & Business Equipment 0.78%
Knoll Inc.	350,900	6,986

Oil: Crude Producers 1.39%
XTO Energy, Inc.	299,500	12,546

Oil: Integrated Domestic 0.28%
Western Refining Inc.*	155,000	2,517

Production Technology Equipment 0.76%
ATMI, Inc.*	227,700	6,838

Radio & TV Broadcasters 2.35%
Rogers Communications, Inc. Class B(a)	243,500	9,747
Univision Communications, Inc. Class A*	340,500	11,390
Total		21,137

Rental & Leasing Services: Commercial 1.29%
United Rentals, Inc.*	356,300	11,615

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Restaurants 1.73%
Cheesecake Factory, Inc. (The)*	293,925	$10,628
Texas Roadhouse, Inc. Class A*	320,400	4,922
Total		15,550

Retail 5.26%
Abercrombie & Fitch Co.	79,800	5,372
Advance Auto Parts, Inc.	160,250	6,626
Bed Bath & Beyond, Inc.*	113,900	4,105
Hibbett Sporting Goods, Inc.*	95,200	3,054
MSC Industrial Direct Co.,
Inc. Class A	255,600	12,108
Nordstrom, Inc.	108,500	4,123
O’Reilly Automotive, Inc.*	257,300	8,419
Tractor Supply Co.*	57,372	3,625
Total		47,432

Services: Commercial 4.98%
FTI Consulting, Inc.*	278,060	7,769
IAC/InterActiveCorp*	313,027	9,153
Iron Mountain, Inc.*	208,350	9,105
Labor Ready, Inc.*	252,600	6,206
Monster Worldwide Inc.*	112,400	5,503
Robert Half Int’l., Inc.	199,400	7,163
Total		44,899

Shipping 0.69%
UTi Worldwide, Inc.(a)	59,500	6,226

Steel 0.93%
Nucor Corp.	97,500	8,390

Telecommunications Equipment 0.99%
Powerwave Technologies, Inc.*	610,660	8,964

Transportation Miscellaneous 0.95%
Tidewater, Inc.	163,800	8,559

Truckers 2.61%
Heartland Express, Inc.	164,700	3,809
Knight Transportation, Inc.	216,500	4,285
Landstar System, Inc.	330,818	15,413
Total		23,507

Total Common Stocks
(cost $705,878,249)		835,844

	Principal Amount (000)
SHORT-TERM INVESTMENT 7.28%

Repurchase Agreement 7.28%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $66,765,000 of Federal Home Loan Mortgage Corp. at 5.25% due 10/19/2015; value: $66,931,913 proceeds: $65,625,406 (cost $65,618,334)	$65,618	$65,618

Total Investments in Securities 100.02%
(cost $771,496,583)		901,462
Liabilities in Excess of Other Assets (0.02%)		(149)
Net Assets 100.00%		$901,313

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND  February 28, 2006

Investments	Shares	Value (000)
COMMON STOCKS 95.88%

Aerospace 1.63%
Lockheed Martin Corp.	141,857	$10,337
Northrop Grumman Corp.	68,900	4,417
Total		14,754

Agriculture, Fishing & Ranching 1.65%
Monsanto Co.	177,831	14,917

Banks: New York City 1.39%
Bank of New York Co., Inc. (The)	175,800	6,019
JPMorgan Chase & Co.	159,428	6,559
Total		12,578

Banks: Outside New York City 2.14%
Bank of America Corp.	180,548	8,278
SunTrust Banks, Inc.	27,900	2,019
Wachovia Corp.	99,700	5,591
Wells Fargo & Co.	54,300	3,486
Total		19,374

Beverage: Soft Drinks 2.40%
Coca-Cola Co. (The)	126,600	5,313
PepsiCo, Inc.	278,900	16,486
Total		21,799

Biotechnology Research & Production 2.95%
Baxter Int’l., Inc.	180,687	6,839
Genzyme Corp.*	154,900	10,741
ImClone Systems, Inc.*	238,301	9,148
Total		26,728

Chemicals 0.83%
Praxair, Inc.	139,200	7,514

Communications Technology 4.31%
Corning, Inc.*	478,900	11,690
Motorola, Inc.	620,900	13,287
QUALCOMM, Inc.	299,300	14,130
Total		39,107

Computer Services, Software & Systems 2.44%
Microsoft Corp.	720,100	19,371
Oracle Corp.*	219,400	$2,725
Total		22,096

Computer Technology 2.13%
Dell, Inc.*	71,900	2,085
EMC Corp.*	146,000	2,047
Hewlett-Packard Co.	282,300	9,262
Int’l. Business Machines Corp.	73,800	5,922
Total		19,316

Consumer Products 0.52%
Kimberly-Clark Corp.	79,800	4,723

Diversified Financial Services 1.81%
American Express Co.	57,600	3,103
Citigroup, Inc.	197,100	9,140
Marsh & McLennan Cos., Inc.	134,500	4,157
Total		16,400

Drug & Grocery Store Chains 2.47%
CVS Corp.	247,047	6,999
Kroger Co. (The)*	603,200	12,088
Walgreen Co.	73,700	3,306
Total		22,393

Drugs & Pharmaceuticals 12.07%
Abbott Laboratories	158,300	6,994
Bristol-Myers Squibb Co.	379,700	8,771
Gilead Sciences, Inc.*	148,700	9,260
GlaxoSmithKline plc ADR	226,900	11,531
Johnson & Johnson	226,800	13,075
MedImmune, Inc.*	131,469	4,797
Novartis AG ADR	342,126	18,218
Pfizer, Inc.	623,800	16,337
Wyeth	410,700	20,453
Total		109,436

Electrical Equipment & Components 1.60%
Emerson Electric Co.	177,567	14,527

Electronics: Medical Systems 1.64%
Medtronic, Inc.	275,600	14,869

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 1.56%
Advanced Micro Devices, Inc.*	98,700	$3,816
Intel Corp.	266,300	5,486
Texas Instruments, Inc.	161,500	4,821
Total		14,123

Electronics: Technology 2.07%
General Dynamics Corp.	90,777	11,190
Raytheon Co.	174,000	7,552
Total		18,742

Energy: Miscellaneous 0.14%
Valero Energy Corp.	24,300	1,307

Engineering & Contracting Services 0.58%
Fluor Corp.	61,400	5,299

Entertainment 0.89%
Walt Disney Co. (The)	286,937	8,031

Fertilizers 0.37%
Potash Corp. of Saskatchewan, Inc.(a)	35,100	3,361

Financial Data Processing Services & Systems 1.38%
Automatic Data Processing, Inc.	271,700	12,550

Foods 3.11%
Campbell Soup Co.	341,795	10,640
H.J. Heinz Co.	103,900	3,935
Kraft Foods, Inc. Class A	452,100	13,603
Total		28,178

Gold 2.15%
Barrick Gold Corp.(a)	198,400	5,430
Newmont Mining Corp.	265,300	14,040
Total		19,470

Health & Personal Care 2.17%
Medco Health Solutions, Inc.*	203,870	11,360
WellPoint, Inc.*	108,400	8,324
Total		19,684

Healthcare Management Services 1.70%
Caremark Rx, Inc.*	89,300	$4,443
UnitedHealth Group, Inc.	187,900	10,941
Total		15,384

Identification Control & Filter
Devices 1.03%
Parker Hannifin Corp.	119,400	9,333

Insurance: Multi-Line 4.43%
Aflac, Inc.	184,400	8,528
American Int’l. Group, Inc.	241,692	16,039
CIGNA Corp.	46,580	5,718
Hartford Financial Group
Group, Inc. (The)	119,700	9,861
Total		40,146

Insurance: Property-Casualty 0.95%
XL Capital Ltd. Class A(a)	127,400	8,606

Machinery: Agricultural 0.31%
Deere & Co.	37,000	2,822

Machinery: Construction & Handling 0.60%
Caterpillar Inc.	74,500	5,444

Machinery: Oil Well Equipment & Services 2.71%
Baker Hughes, Inc.	144,543	9,825
Schlumberger Ltd.(a)	128,400	14,766
Total		24,591

Medical & Dental Instruments & Supplies 1.85%
St. Jude Medical, Inc.*	179,700	8,194
Zimmer Holdings, Inc.*	123,500	8,544
Total		16,738

Miscellaneous 1.32%
iShares MSCI Japan Index Fund	864,600	11,932

Miscellaneous Consumer Staples 1.40%
Diageo plc ADR	205,611	12,686

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Multi-Sector Companies 3.57%
General Electric Co.	844,400	$27,755
Honeywell Int’l., Inc.	112,600	4,611
Total		32,366

Oil: Crude Producers 0.57%
XTO Energy, Inc.	122,600	5,136

Oil: Integrated Domestic 0.44%
ConocoPhillips	64,900	3,956

Oil: Integrated International 2.94%
Chevron Corp.	152,100	8,590
Exxon Mobil Corp.	303,615	18,026
Total		26,616

Railroads 0.72%
Union Pacific Corp.	73,800	6,535

Retail 1.64%
Wal-Mart Stores, Inc.	327,600	14,860

Shoes 1.19%
NIKE, Inc. Class B	124,800	10,830

Soaps & Household Chemicals 5.11%
Clorox Co. (The)	91,600	5,583
Colgate-Palmolive Co.	233,500	12,721
Procter & Gamble Co. (The)	467,832	28,037
Total		46,341

Transportation Miscellaneous 0.44%
United Parcel Service, Inc. Class B	53,100	3,967

Utilities: Cable TV & Radio 0.92%
Comcast Corp. Class A*	312,307	8,354

Utilities: Electrical 2.65%
Dominion Resources, Inc.	9,000	676
PG&E Corp.	242,717	9,235
Progress Energy, Inc.	138,100	6,129
Southern Co. (The)	236,000	8,031
Total		24,071

Utilities: Telecommunications 2.99%
AT&T, Inc.	405,500	$11,188
BellSouth Corp.	185,600	5,861
Sprint Nextel Corp.	166,890	4,010
Verizon Communications, Inc.	179,600	6,053
Total		27,112

Total Common Stocks
(cost $777,586,816)		869,102

	Principal Amount (000)

SHORT-TERM INVESTMENT 4.46%

Repurchase Agreement 4.46%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $41,790,000 of Federal Home Loan Mortgage Corp. at 5.05% due 1/26/2015; value: $41,259,309; proceeds: $40,451,346 (cost $40,446,987)	$40,447	40,447

Total Investments in Securities 100.34%
(cost $818,033,803)		909,549
Liabilities in Excess of Other Assets (0.34%)		(3,077)
Net Assets 100.00%		$906,472

*            Non-income producing security.

(a)           Foreign security traded in U.S. dollars.

ADR    American Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND  February 28, 2006

Investments	Shares	Value (000)
COMMON STOCKS 93.95%

Aerospace 1.84%
Curtiss-Wright Corp.	310,000	$19,170
Moog Inc. Class A*	770,637	25,863
Teledyne Technologies, Inc.*	505,430	16,745
Total		61,778

Air Transportation 1.55%
AAR Corp.*	1,290,700	32,668
Frontier Airlines, Inc.*(b)	2,695,300	19,406
Total		52,074

Auto Components 0.28%
Modine Manufacturing Co.	334,900	9,394

Auto Parts: After Market 1.70%
Aftermarket Technology Corp.*	600,300	13,027
Commercial Vehicle Group, Inc.*(b)	1,176,900	21,537
Keystone Automotive
Industries, Inc.*	506,900	22,405
Total		56,969

Auto Parts: Original Equipment 1.45%
American Axle & Manufacturing
Holding, Inc.	268,500	4,355
Tenneco Inc.*	1,959,700	44,387
Total		48,742

Banks: New York City 1.06%
Signature Bank*	1,096,600	35,530

Banks: Outside New York City 3.29%
Alabama National BanCorp.	148,205	10,311
Cullen/Frost Bankers, Inc.	700,000	38,584
Provident Bankshares Corp.	521,600	18,971
Seacoast Banking Corp. of Florida	275,100	7,411
Texas Regional Bancshares, Inc.	833,800	25,748
United Community Banks, Inc.	342,500	9,367
Total		110,392

Biotechnology Research & Production 0.47%
Kensey Nash Corp.*(b)	650,000	15,912

Building: Cement 0.24%
U.S. Concrete, Inc.*	638,400	$7,999

Building: Heating & Plumbing 0.75%
Interline Brands, Inc.*	1,090,000	25,342

Building: Materials 6.04%
Hughes Supply, Inc.	1,398,600	64,685
LSI Industries, Inc.(b)	1,370,080	21,291
NCI Building Systems, Inc.*(b)	1,314,340	75,811
Simpson Manufacturing Co., Inc.	1,045,000	40,849
Total		202,636

Communications Technology 3.10%
Anaren, Inc.*	599,800	10,305
Anixter Int’l., Inc.	1,800,700	82,382
Comtech Telecommunications Corp.*	187,700	5,881
Syniverse Holdings, Inc.*	390,805	5,588
Total		104,156

Copper 0.91%
Mueller Industries, Inc.	929,040	30,668

Diversified Manufacturing 1.77%
Hexcel Corp.*	2,767,000	59,546

Drug & Grocery Store Chains 0.87%
Casey’s General Stores, Inc.	785,900	20,614
Ruddick Corp.	356,600	8,623
Total		29,237

Drugs & Pharmaceuticals 0.48%
SFBC Int’l., Inc.*	690,000	16,284

Electrical Equipment & Components 2.65%
AMETEK, Inc.	432,100	18,511
Baldor Electric Co.	1,396,200	45,028
Genlyte Group, Inc. (The)*	408,716	25,291
Total		88,830

Electronics 1.13%
II-VI, Inc.*	765,250	13,920
Vishay Intertechnology, Inc.*	1,650,000	23,958
Total		37,878

1

Investments	Shares	Value (000)
Electronics: Medical Systems 0.17%
Datascope Corp.	149,900	$5,719

Electronics: Semi-Conductors/ Components 0.16%
SBS Technologies, Inc.*	476,100	5,280

Electronics: Technology 0.82%
ScanSource, Inc.*	472,060	27,431

Energy: Miscellaneous 0.73%
KCS Energy Services, Inc.*	1,042,400	24,601

Engineering & Contracting Services 1.51%
Quanta Services, Inc.*	372,400	5,098
URS Corp.*	1,049,200	45,735
Total		50,833

Financial Data Processing Services & Systems 1.01%
Jack Henry & Associates, Inc.	1,545,000	34,005

Financial Miscellaneous 1.25%
Financial Federal Corp.(b)	1,501,270	41,930

Forest Products 1.26%
Universal Forest Products, Inc.	685,174	42,364

Household Furnishings 2.13%
American Woodmark Corp.	307,200	10,445
Ethan Allen Interiors, Inc.	1,497,700	60,971
Total		71,416

Identification Control & Filter Devices 0.74%
IDEX Corp.	526,350	24,870

Insurance: Multi-Line 1.08%
Hub Int’l. Ltd.(a)	1,274,100	36,439

Insurance: Property-Casualty 2.59%
Argonaut Group, Inc.*	966,230	35,287
Navigators Group, Inc. (The)*	718,000	33,674
Odyssey Re Holdings Corp.	359,300	8,436
Selective Insurance Group, Inc.	176,800	$9,586
Total		86,983

Machinery: Industrial/Specialty 1.24%
Middleby Corp. (The)*	117,100	11,089
Woodward Governor Co.	945,791	30,407
Total		41,496

Machinery: Oil Well Equipment & Services 2.56%
Hanover Compressor Co.*	1,351,300	20,648
Key Energy Services, Inc.*	1,618,700	24,199
Superior Energy Services, Inc.*	1,580,500	41,093
Total		85,940

Machinery: Specialty 0.26%
JLG Industries, Inc.	146,600	8,648

Medical & Dental Instruments & Supplies 1.30%
Abaxis, Inc.*	158,700	3,490
Merit Medical Systems, Inc.*	38,800	553
Molecular Devices Corp.*	91,300	2,906
PSS World Medical, Inc.*	803,400	13,883
West Pharmaceutical Services, Inc.	705,700	22,787
Total		43,619

Metal Fabricating 5.00%
Quanex Corp.(b)	1,674,400	103,930
Shaw Group, Inc. (The)*	1,221,300	40,730
Valmont Industries, Inc.	634,500	23,077
Total		167,737

Metals & Minerals Miscellaneous 0.38%
AMCOL Int’l., Corp.	456,500	12,604

Miscellaneous Materials & Processing 3.82%
Carlisle Cos., Inc.	775,100	60,923
Metal Management Inc.	635,000	17,913
Rogers Corp.*(b)	1,010,580	49,559
Total		128,395

Miscellaneous Producer Durables 1.09%
BE Aerospace, Inc.*	1,528,980	36,680

2

Investments	Shares	Value (000)
Oil: Crude Producers 0.25%
Range Resources Corp.	345,000	$8,256

Production Technology Equipment 1.62%
ATMI, Inc.*	990,380	29,741
Electro Scientific Industries, Inc.*	990,980	24,735
Total		54,476

Publishing: Miscellaneous 0.13%
Courier Corp.	112,821	4,453

Railroad Equipment 0.52%
Wabtec Corp.	525,700	17,364

Railroads 1.00%
American Railcar Industries, Inc.*	108,400	3,642
Genesee & Wyoming, Inc. Class A*	655,050	29,969
Total		33,611

Real Estate Investment Trusts 1.97%
DiamondRock Hospitality Co.	2,291,400	29,399
Nationwide Health Properties, Inc.	1,625,000	36,595
Total		65,994

Rental & Leasing Services: Commercial 3.05%
GATX Corp.	1,053,300	41,816
United Rentals, Inc.*	1,286,640	41,944
Williams Scotsman Int’l., Inc.*	836,700	18,684
Total		102,444

Restaurants 2.13%
Benihana, Inc. Class A*	303,285	8,134
McCormick & Schmick’s Seafood
Restaurants, Inc.*(b)	753,000	17,643
Ruby Tuesday, Inc.	1,602,100	45,740
Total		71,517

Retail 1.37%
Guitar Center, Inc.*	300,000	15,528
Pacific Sunwear of California, Inc.*	1,273,500	30,322
Total		45,850

Savings & Loan 0.93%
KNBT Bancorp, Inc.	502,830	$7,955
Webster Financial Corp.	495,500	23,363
Total		31,318

Services: Commercial 0.13%
Korn/Ferry Int’l*	206,700	4,351

Shipping 1.19%
GulfMark Offshore, Inc.*	17,466	479
Kirby Corp.*	643,100	39,422
Total		39,901

Shoes 0.33%
Timberland Co. (The) Class A*	315,600	11,062

Steel 5.80%
Carpenter Technology Corp.	863,100	72,147
Gibraltar Industries, Inc.	1,167,200	29,775
Steel Dynamics, Inc.	1,805,600	83,058
Steel Technologies Inc.	348,800	9,623
Total		194,603

Telecommunications Equipment 1.23%
ARRIS Group, Inc.*	1,785,000	22,652
C-COR, Inc.*(b)	2,616,900	18,580
Total		41,232

Textiles Apparel Manufacturers 0.67%
Warnaco Group, Inc. (The)*	970,860	22,534

Transportation Miscellaneous 3.80%
Trinity Industries, Inc.	2,409,890	127,724

Truckers 3.76%
Heartland Express, Inc.	2,140,000	49,498
Werner Enterprises, Inc.	3,945,000	76,651
Total		126,149

Utilities: Electrical 3.36%
Avista Corp.	985,000	19,306

3

Investments	Shares	Value (000)
IDACORP, Inc.	1,222,500	$40,269
Pike Electric Corp.*	535,500	10,201
PNM Resources, Inc.	1,741,900	43,112
Total		112,888

Utilities: Gas Distributors 2.03%
Nicor, Inc.	630,300	27,059
Piedmont Natural Gas Co., Inc.	1,665,700	41,176
Total		68,235

Total Common Stocks (cost $2,492,575,812)		3,154,319

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.55%

Repurchase Agreement 6.55%
Repurchase Agreement dated 2/28/2006, 3.88% due 3/1/2006 with State Street Bank & Trust Co. collateralized by $ 10,600,000 of Federal Home Loan Mortgage Corp. at 5.50% due 2/22/2013 and $208,875,000 at 5.30% to 5.50% due from 2/22/2x011 to 3/15/2011; value: $ 224,200,656; proceeds: $219,827,960 (cost $219,804,271)	$219,804	$219,804

Total Investments in Securities 100.50% (cost $2,712,380,083)		3,374,123
Liabilities in Excess of Cash and Other Assets (0.50%)		(16,817)
Net Assets 100.00%		$3,357,306

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares.) (See Note 4).

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of the following four funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large-Cap Core Fund”) and Small-Cap Value Series (“Small-Cap Value Fund”) (collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Large-Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund’s investment objective is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of February 28, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,055,820,038	$772,500,204
Gross unrealized gain	91,879,779	135,688,541
Gross unrealized loss	(32,704,742)	(6,726,819)
Net unrealized security gain	$59,175,037	$128,961,722

	Large-Cap Core Fund	Small-Cap Value Fund
Tax cost	$819,004,721	$2,711,932,954
Gross unrealized gain	103,308,906	675,991,162
Gross unrealized loss	(12,764,771)	(13,800,951)
Net unrealized security gain	$90,544,135	$662,190,211

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small-Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2006:

Affiliated Issuers	Balance of Shares Held At 11/30/2005		Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2006	Value at 2/28/2006	Net Realized Gain (Loss) 12/1/2005 to 2/28/2006	Dividend Income 12/1/2005 to 2/28/2006
C-COR, Inc.	2,600,000		25,700	(8,800)	2,616,900	$18,579,990	$(3,256)	$—
Commercial Vehicle Group, Inc.	1,235,100		69,900	(128,100)	1,176,900	21,537,270	731,390	—
Financial Federal Corp.	750,000	(b)	751,270	—	1,501,270	41,930,471	—	115,725
Frontier Airlines, Inc.	1,669,100		1,026,200	—	2,695,300	19,406,160	—	—
II-VI, Inc.(a)	1,575,900		6,300	(816,950)	765,250	13,919,898	(662,664)	—
Kensey Nash Corp.	495,000		155,000	—	650,000	15,912,000	—	—
LSI Industries, Inc.	1,220,080		150,000	—	1,370,080	21,291,043	—	164,410
McCormick & Schmick’s Seafood Restaurants, Inc.	620,000		143,000	(10,000)	753,000	17,642,790	117,734	—
NCI Building Systems, Inc.	1,174,440		173,300	(33,400)	1,314,340	75,811,131	965,375	—
Quanex Corp.	1,604,900		80,100	(10,600)	1,674,400	103,930,008	402,021	257,300
Rogers Corp.	800,480		210,100	—	1,010,580	49,558,843	—	—
Steel Technologies Inc. (a)	1,234,000		—	(885,200)	348,800	9,623,392	6,111,795	—
Universal Forest Products, Inc. (a)	985,074		—	(299,900)	685,174	42,364,308	8,433,643	—
Total						$451,507,304	$16,096,038	$537,435

(a)  No longer an affiliated issuer at February 28, 2006.

(b)  451,400 shares acquired in a 3-for-2 stock split; ex-date February 1, 2006.

5.   INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities. The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks. The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large-Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 20, 2006